Financial instruments - Fair values and risk management - Financial instruments measured at fair value (Details) - Discounted cash flow	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Time to liquidity event	4 years
Volatility rate, measurement input
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets (%)		0.700
Risk free rate, measurement input
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets (%)		0.0249
Measurement input, discount rate
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets (%)		0.175
Lack of marketability, measurement input
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets (%)		0.251